United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2018

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—43.9%
	Consumer Discretionary—5.5%
87,366	Best Buy Co., Inc.	$6,555,071
29,845	Columbia Sportswear Co.	2,595,918
161,507	Comcast Corp., Class A	5,778,720
114,795	D.R. Horton, Inc.	5,016,542
64,558	Delphi Technologies PLC	2,916,085
21,927	Home Depot, Inc.	4,331,021
102,700	Honda Motor Co. Ltd., ADR	3,148,782
81,322	Las Vegas Sand Corp.	5,847,052
25,562	Lear Corp.	4,604,483
109,437	Lions Gate Entertainment Corp., Class B	2,502,824
27,371	Marriott International, Inc., Class A	3,499,109
32,872	McDonald's Corp.	5,178,655
342,419	News Corp., Class A	5,160,254
64,269	Ross Stores, Inc.	5,619,039
39,458	Royal Caribbean Cruises, Ltd.	4,449,284
47,962	Tiffany & Co.	6,597,653
57,496	TJX Cos., Inc.	5,592,061
40,291	Toyota Motor Corp., ADR	5,311,965
214,552	Viacom, Inc., Class B	6,232,736
33,115	Yum! Brands, Inc.	2,625,688
	TOTAL	93,562,942
	Consumer Staples—3.3%
66,244	Bunge Ltd.	4,579,448
207,681	Empire Co. Ltd., Class A	4,281,819
77,901	Energizer Holdings, Inc.	4,960,736
212,901	Flowers Foods, Inc.	4,343,180
97,328	Imperial Brands PLC, ADR	3,728,636
60,842	Keurig Dr Pepper, Inc.	1,460,816
44,299	Kimberly-Clark Corp.	5,043,884
180,887	Koninklijke Ahold Delhaize NV, ADR	4,595,434
51,618	Molson Coors Brewing Co., Class B	3,458,406
47,410	Mondelez International, Inc., Class A	2,056,646
25,586	Philip Morris International, Inc.	2,208,072
19,938	Smucker (J.M.) Co.	2,215,511
96,846	Walgreens Boots Alliance, Inc.	6,548,726
74,978	Walmart, Inc.	6,690,287
	TOTAL	56,171,601
	Energy—3.4%
90,061	Chevron Corp.	11,372,002
19,655	Cimarex Energy Co.	1,937,983
86,040	ConocoPhillips	6,209,507
32,097	Devon Energy Corp.	1,444,686
48,714	Equinor ASA, ADR	1,288,972
140,398	Exxon Mobil Corp.	11,443,841
37,508	Halliburton Co.	1,591,089

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—continued
125,453	Marathon Oil Corp.	$2,649,567
41,324	Marathon Petroleum Corp.	3,340,219
83,484	Murphy Oil Corp.	2,776,678
58,595	PBF Energy, Inc., Class A	2,736,387
8,251	Pioneer Natural Resources, Inc.	1,561,667
70,844	Royal Dutch Shell PLC, Class A, ADR	4,843,604
91,236	RPC, Inc.	1,350,293
17,154	Valero Energy Corp.	2,030,176
	TOTAL	56,576,671
	Financials—8.4%
210,128	Aegon N.V. NY Reg Shares	1,376,338
74,781	Aflac, Inc.	3,480,308
56,252	Allstate Corp.	5,350,690
50,657	American International Group, Inc.	2,796,773
45,180	Assured Guaranty Ltd.	1,758,406
193,110	Aviva PLC, ADR	2,539,397
605,078	Bank of America Corp.	18,684,809
65,220	Capital One Financial Corp.	6,151,550
85,338	Citigroup, Inc.	6,134,949
66,773	Comerica, Inc.	6,472,975
75,135	Discover Financial Services	5,365,390
72,287	East West Bancorp, Inc.	4,679,860
47,404	Evercore, Inc., Class A	5,356,652
96,677	Hartford Financial Services Group, Inc.	5,094,878
200,649	JPMorgan Chase & Co.	23,064,602
30,837	Kemper Corp.	2,460,793
106,780	Lazard Ltd., Class A	5,798,154
46,682	Legg Mason, Inc.	1,593,257
61,687	LPL Investment Holdings, Inc.	4,089,231
162,405	Morgan Stanley	8,211,197
13,898	PNC Financial Services Group	2,012,847
64,865	Raymond James Financial, Inc.	5,940,985
42,450	Travelers Cos., Inc.	5,524,443
56,285	Virtu Financial, Inc., Class A	1,134,143
110,104	Zions Bancorporation	5,692,377
	TOTAL	140,765,004
	Health Care—5.3%
54,309	AbbVie, Inc.	5,008,919
32,179	Aetna, Inc.	6,062,202
20,260	Allergan PLC	3,729,663
37,753	AmerisourceBergen Corp.	3,089,328
21,031	Amgen, Inc.	4,133,643
30,108	Anthem, Inc.	7,617,324
33,281	Bristol-Myers Squibb Co.	1,955,259
103,000	CVS Health Corp.	6,680,580
61,328	Encompass Health Corp.	4,638,237
84,031	GlaxoSmithKline PLC, ADR	3,494,849
35,413	HCA Healthcare, Inc.	4,399,357
44,438	Johnson & Johnson	5,888,924

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
20,407	Lilly (Eli) & Co.	$2,016,416
74,340	Medtronic PLC	6,707,698
192,905	Merck & Co., Inc.	12,706,652
23,548	Perrigo Co. PLC	1,896,085
197,045	Pfizer, Inc.	7,868,007
6,901	UnitedHealth Group, Inc.	1,747,471
	TOTAL	89,640,614
	Industrials—4.7%
170,127	ABB Ltd., ADR	3,916,323
540,325	ADT, Inc.	4,868,328
82,767	Advanced Drainage Systems, Inc.	2,313,338
74,730	Caterpillar, Inc.	10,746,174
26,343	Deere & Co.	3,814,203
171,564	Delta Air Lines, Inc.	9,336,513
83,988	Fluor Corp.	4,304,385
364,898	General Electric Co.	4,973,560
71,776	Hawaiian Holdings, Inc.	2,878,218
185,347	International Consolidated Airlines Group SA, ADR	3,454,868
114,190	KAR Auction Services Inc.	6,788,596
23,142	Lockheed Martin Corp.	7,546,606
47,345	Raytheon Co.	9,375,730
22,469	Rockwell Automation, Inc.	4,214,286
	TOTAL	78,531,128
	Information Technology—8.0%
44,580	Apple, Inc.	8,483,128
199,086	Applied Materials, Inc.	9,681,552
31,614	Broadcom, Inc.	7,011,037
627,582	Cisco Systems, Inc.	26,540,443
480,146	Intel Corp.	23,095,023
39,287	KLA-Tencor Corp.	4,613,079
30,750	Lam Research Corp.	5,862,180
151,110	Microsoft Corp.	16,029,749
105,210	Skyworks Solutions, Inc.	9,950,762
118,232	Texas Instruments, Inc.	13,161,586
144,768	Western Digital Corp.	10,155,475
	TOTAL	134,584,014
	Materials—2.3%
376,730	Anglo American PLC, ADR	4,309,791
116,282	CF Industries Holdings, Inc.	5,165,246
52,465	Chemours Co.	2,403,422
131,083	Freeport-McMoRan, Inc.	2,162,870
41,447	Greif, Inc., Class A	2,256,789
88,106	Huntsman Corp.	2,954,194
711,208	Lundin Mining Corp. (Canada)	3,936,423
115,732	Newmont Mining Corp.	4,245,050
32,667	Nucor Corp.	2,186,402
118,176	Rio Tinto PLC, ADR	6,558,768
47,020	Steel Dynamics, Inc.	2,214,172
	TOTAL	38,393,127

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—1.3%
311,776		AT&T, Inc.	$9,967,479
637,768		Koninklijke (Royal) KPN NV - ADR	1,843,149
143,895		Verizon Communications, Inc.	7,430,738
124,000		Vodafone Group PLC, ADR	3,044,200
		TOTAL	22,285,566
		Utilities—1.7%
47,362		American Electric Power Co., Inc.	3,369,333
39,839		Consolidated Edison Co.	3,144,492
36,350		Dominion Energy, Inc.	2,606,659
46,803		Duke Energy Corp.	3,820,061
58,958		Exelon Corp.	2,505,715
23,355		NextEra Energy, Inc.	3,912,897
45,491		Public Service Enterprises Group, Inc.	2,345,516
18,515		Sempra Energy	2,140,149
54,273		Southern Co.	2,637,668
31,424		Xcel Energy, Inc.	1,472,528
		TOTAL	27,955,018
		TOTAL COMMON STOCKS (IDENTIFIED COST $659,013,774)	738,465,685
		MUNICIPAL BONDS—52.5%
		Alabama—1.0%
$5,000,000		Alabama State Federal Aid Highway Finance Authority, Revenue Bonds (Series 2017B), 5.00%, 9/1/2024	5,805,000
2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75% (United States Treasury PRF 10/1/2020@100), 10/1/2030	2,168,640
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100), 10/1/2040	762,727
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,197,380
5,065,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A), 4.00%, TOBs (Morgan Stanley GTD), Mandatory Tender 3/1/2024	5,386,577
		TOTAL	16,320,324
		Alaska—0.2%
3,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,452,621
		Arizona—0.7%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,472,380
1,225,000		Arizona State IDA Education Revenue, (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), 5.00%, (School District Credit Program LOC), 7/1/2052	1,344,940
2,300,000		Maricopa County, AZ, IDA, (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), 5.00%, (Arizona Public School Credit Enhancement Program LOC), 7/1/2048	2,569,629
665,000	[1]	Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	694,559
3,000,000		Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,185,700
810,000		Tempe, AZ IDA, (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	884,366
		TOTAL	12,151,574
		California—4.1%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 1.84% (SIFMA 7-day +0.90%) FRNs, Mandatory Tender 5/1/2023	2,035,540
7,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 2.19% (SIFMA 7-day +1.25%) FRNs, 4/1/2027	7,897,575
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,218,740
8,000,000		California Health Facilities Financing Authority, (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.00%, 11/15/2040	8,250,320
500,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	545,035

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,500,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	$1,625,820
1,135,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,228,569
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,140,000
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	4,183,746
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,266,480
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,729,100
1,125,000	[1]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,191,780
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,206,080
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,324,122
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	551,000
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,395,970
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,138,605
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,157,878
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), 6.50% (Citigroup, Inc. GTD), 11/1/2039	6,590,631
2,770,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	2,863,266
230,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, (United States Treasury PRF 5/1/2019@100), 5/1/2039	238,025
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,147,520
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,816,250
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,212,067
905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00% (United States Treasury PRF 5/15/2022@100), 5/15/2031	1,014,034
		TOTAL	69,968,153
		Colorado—1.6%
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.00%, 12/1/2047	1,012,790
1,500,000	[1]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,586,025
1,250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2031	1,322,075
250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	261,808
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,077,150
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	655,890
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,833,931
500,000		Colorado State Health Facilities Authority Revenue, (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2037	545,890
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,172,041
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,747,126
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	2,991,604
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 6/1/2023@100), 6/1/2032	5,677,400
		TOTAL	27,883,730
		Delaware—0.3%
2,000,000		Delaware EDA, (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.00%, 11/15/2048	2,210,560
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,247,420
		TOTAL	4,457,980
		District of Columbia—0.6%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,090,740
1,435,000		District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	1,547,590

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$500,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2037	$526,805
1,000,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,049,830
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2048	621,458
3,100,000		District of Columbia, UT GO Bonds (Series 2016A), 5.00%, 6/1/2027	3,635,928
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125% (United States Treasury PRF 7/1/2019@100), 7/1/2032	1,032,860
		TOTAL	10,505,211
		Florida—2.5%
1,135,000		Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,179,015
4,300,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	4,727,334
4,225,000		Florida State Board of Education, (Florida State), GO Refunding Bonds (Series 2017A), 5.00%, 1/1/2025	4,939,997
665,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	727,563
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,099,490
1,250,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,374,363
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (United States Treasury PRF 10/1/2018@100), 10/1/2023	1,106,710
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,192,320
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,095,380
5,215,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,653,529
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,562,640
1,400,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,596,504
1,600,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,820,448
3,435,000		Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	3,918,167
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2037	1,730,955
2,140,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2038	2,463,953
335,000		Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	382,520
1,120,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,121,176
		TOTAL	41,692,064
		Georgia—2.1%
5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,088,250
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,126,910
2,000,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75% (Original Issue Yield: 7.10%), 1/1/2035	1,928,860
1,940,000		Atlanta, GA Development Authority Senior Health Care Facilities, (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, 1/1/2040	1,867,134
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,174,180
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,735,600
1,500,000		DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,564,440
4,000,000		Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,364,760
2,500,000		Fulton County, GA Residential Care Facilities, (Lenbrook Square Foundation, Inc.), Retirement Facility Revenue Refunding Bonds (Series 2016), 5.00%, 7/1/2036	2,735,900
6,000,000		Georgia State, GO Refunding Bonds (Series 2016C-1), 5.00%, 7/1/2024	6,962,820
		TOTAL	35,548,854
		Guam—0.1%
2,565,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100), 12/1/2029	2,699,278
		Hawaii—0.1%
1,250,000		Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,299,150
		Idaho—0.3%
2,000,000		Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,236,780

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Idaho—continued
$2,020,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 8.125%, 10/1/2049	$2,290,417
	TOTAL	4,527,197
	Illinois—5.2%
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	1,290,387
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,190,080
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,188,000
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	336,104
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	86,639
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, (United States Treasury PRF 1/1/2021@100), 1/1/2039	1,004,990
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00% (United States Treasury PRF 1/1/2025@100), 1/1/2027	1,158,200
1,000,000	Chicago, IL Transit Authority, Federal Transit Administration Section 5337 Revenue Refunding Bonds (Series 2017), 5.00%, 6/1/2026	1,137,120
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	4,495,040
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	2,124,769
1,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2007E), 5.50%, 1/1/2042	1,062,000
1,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 5.625%, 1/1/2029	1,124,210
5,350,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	6,026,400
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.00%, 11/15/2037	5,657,750
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,133
2,070,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00% (United States Treasury PRF 5/15/2020@100), 5/15/2046	2,291,014
5,755,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.25%, 5/15/2054	5,726,858
1,500,000	Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,667,505
5,000,000	Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	5,857,900
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,202,660
4,000,000	Illinois State, (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2025	4,295,360
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,549,620
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.00%, 6/1/2026	1,557,363
5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	5,611,216
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2027	2,164,460
2,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.25%, 5/1/2022	2,130,500
4,000,000	Illinois State, UT GO Bonds (Series 2018B), 5.00%, 5/1/2028	4,313,320
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,105,199
775,000	Illinois State, UT GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	791,632
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2024	2,749,870
1,890,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,936,362
610,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50% (United States Treasury PRF 6/15/2020@100), 6/15/2050	652,230
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	4,684,152
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 6/1/2021@100), 6/1/2028	2,451,878
1,500,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.00%, 6/1/2027	1,705,680
	TOTAL	87,741,601
	Indiana—1.1%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2034	3,166,267
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2042	1,425,063
765,000	Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	862,935
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,546,298

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	$1,564,056
4,000,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,509,360
2,810,000		Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,248,079
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,691,100
		TOTAL	19,013,158
		Iowa—0.6%
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.25%, 12/1/2050	2,613,897
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	630,225
112,608	[3]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,408
10,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	10,082
840,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	891,811
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	2,021,580
2,500,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, 6/1/2042	2,526,975
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,115,950
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	1,086,440
		TOTAL	10,898,368
		Kansas—0.3%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,537,300
		Kentucky—0.5%
2,000,000		Kentucky EDFA, (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2051	2,079,600
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,207,240
885,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	933,135
3,260,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, (United States Treasury PRF 6/1/2022@100), 12/1/2035	3,625,185
		TOTAL	8,845,160
		Louisiana—1.7%
4,900,000		Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	4,792,347
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,117,360
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,694,752
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	4,569,600
2,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,224,040
4,660,000		Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00% (United States Treasury PRF 5/1/2020@100), 5/1/2045	4,930,979
6,175,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	6,513,513
		TOTAL	28,842,591
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	969,453
		Maryland—0.6%
270,000		Maryland State EDC, (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2031	306,072
550,000		Maryland State EDC, (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	613,734

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75% (United States Treasury PRF 6/1/2020@100), 6/1/2035	$993,607
6,320,000		Washington Suburban Sanitation District, MD, Consolidated Public Improvement Bonds of 2017, 5.00%, 6/15/2030	7,508,855
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	642,714
		TOTAL	10,064,982
		Massachusetts—1.9%
6,500,000		Massachusetts Development Finance Agency, (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2040	8,322,925
5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	5,580,250
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,408,842
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.00%, 8/15/2037	5,650,300
5,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.25%, 2/15/2048	5,850,050
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2030	3,219,147
		TOTAL	32,031,514
		Michigan—1.6%
1,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2016C), 5.00%, 7/1/2023	1,130,710
2,500,000		Michigan Financie Authority Local Government Loan Program, (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,730,050
1,150,000		Michigan State Finance Authority Revenue, (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,265,253
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,291,400
5,000,000	[2]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 2.153% (1-month USLIBOR x0.68 +0.75%) FRNs, 10/15/2020	5,043,200
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,101,620
5,100,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	5,130,549
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,577,685
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.00%, 12/1/2047	1,125,260
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,950,938
		TOTAL	26,346,665
		Minnesota—0.8%
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.00%, 8/1/2025	9,411,280
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,293,880
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	666,504
		TOTAL	13,371,664
		Mississippi—0.4%
6,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	7,488,294
		Missouri—0.5%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	4,081,760
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,703,900
1,250,000		St. Louis, MO Apartment Revenue, (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), 5.00% (AGM INS), 7/1/2042	1,424,300
		TOTAL	8,209,960
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	3,559,320
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,280,620
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,280,620
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,154,440

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—continued
$1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	$1,076,540
		TOTAL	13,351,540
		Nevada—0.5%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,376,500
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,316,020
1,000,000		Reno, NV Sales Tax Revenue, First Lien ReTrac-Reno Transportation Rail Access Corridor Project (Series 2018A), 5.00%, 6/1/2048	1,132,760
		TOTAL	7,825,280
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,067,470
		New Jersey—2.3%
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017DDD), 5.00%, 6/15/2042	3,238,290
1,315,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2015WW), 5.25%, 6/15/2040	1,420,200
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017DDD), 5.00%, 6/15/2033	1,098,280
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,099,700
2,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A), 5.00%, 6/15/2020	2,104,220
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.00%, 6/15/2031	1,105,990
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,083,940
3,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	3,309,510
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,306,164
3,705,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2042	3,822,597
3,000,000		New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2040	3,417,540
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,480,840
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	542,545
5,420,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.00%, 6/1/2046	5,806,554
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2036	3,350,280
		TOTAL	38,186,650
		New Mexico—0.1%
2,175,000		New Mexico State Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,432,542
		New York—4.5%
2,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100), 7/15/2043	2,139,280
800,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	866,432
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,118,800
2,555,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, 1/1/2056	2,650,812
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,120,764
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	1,837,184
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,589,825
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,128,850
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOTs Revenue Bonds (Series 2006), 3.621% (US CPI Urban Consumers YoY NSA +0.825%) FRNs, (FGIC INS), 3/1/2021	4,053,000
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,334,340

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	$3,373,860
1,160,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2017C), 5.00%, 11/1/2022	1,303,504
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,371,992
2,500,000	[1]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,637,600
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,783,125
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	8,734,654
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,651,815
7,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2018A), 5.00%, 10/1/2048	9,906,450
1,250,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,354,612
7,020,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	7,203,854
5,000,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.00%, 3/15/2027	5,955,200
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,107,140
3,620,000	[2]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A), 2.102% (1-month USLIBOR x0.67 +0.70%) FRNs, 12/1/2021	3,659,530
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	1,687,500
		TOTAL	76,570,123
		North Carolina—0.6%
1,250,000		Charlotte, NC, (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,431,612
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,424,800
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,183,973
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,708,740
		TOTAL	9,749,125
		Ohio—2.4%
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,009,270
7,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	7,060,200
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,790,326
1,000,000		Hamilton County, OH, (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.00%, 1/1/2051	1,068,870
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,562,102
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 11/15/2021@100), 11/15/2041	1,131,350
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,188,544
1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2033	1,666,837
1,125,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,217,194
3,000,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	3,235,740
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,804,045
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,343,952
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	5,808,950
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	454,624
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,667,010
		TOTAL	40,009,014
		Oklahoma—0.2%
875,000		Oklahoma Development Finance Authority, (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.50%, 8/15/2052	998,147

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25% (United States Treasury PRF 5/1/2020@100), 11/1/2045	$1,093,110
1,250,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2037	1,381,650
		TOTAL	3,472,907
		Oregon—0.1%
700,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2031	758,002
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	107,280
		TOTAL	865,282
		Pennsylvania—2.7%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	4,948,025
2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B), 2.44% (SIFMA 7-day +1.50%) FRNs, 7/1/2022	2,030,580
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,058,210
1,000,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.00%, 6/1/2033	1,122,930
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,464,349
1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	1,146,230
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2047	5,688,900
1,360,000		Lancaster County, PA Hospital Authority, (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.00%, 8/15/2042	1,539,452
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25% (United States Treasury PRF 8/15/2018@100), 8/15/2024	1,001,340
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100), 8/15/2035	2,503,575
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,511,400
2,250,000		Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.00%, 8/15/2047	2,537,370
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2031	1,147,210
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	2,212,840
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 2.21% (SIFMA 7-day +1.27%) FRNs, 12/1/2020	2,175,438
480,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	480,490
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	4,828,468
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,198,489
465,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	515,708
2,535,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, (United States Treasury PRF 11/1/2022@100), 11/1/2027	2,845,309
		TOTAL	45,956,313
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,113,540
		Tennessee—1.0%
6,105,000		Greenville, TN Health and Educational Facilities Board, (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.00%, 7/1/2040	6,124,719
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,466,260
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,441,728
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,237,880
		TOTAL	16,270,587

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—5.3%
$2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	$2,203,280
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,213,736
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	526,265
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,222,120
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,326,280
5,000,000		Dallas, TX ISD, UT GO Bonds (Series 2016A), 4.00%, (Texas Permanent School Fund Guarantee Program GTD), 2/15/2029	5,371,550
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,123,470
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,319,900
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	802,223
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,536,800
2,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	2,108,000
5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.84% (SIFMA 7-day +0.90%) FRNs, 5/1/2020	5,037,500
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,248,240
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	300,523
1,650,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00%, (PSFG GTD), 8/15/2031	1,854,847
315,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00%, (United States Treasury PRF 8/15/2023@100), 8/15/2031	357,468
325,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	340,005
900,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	935,199
650,000		New Hope Cultural Education Facilities Finance Corporation, (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.50%, 11/15/2046	660,316
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	1,007,561
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,764,301
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,718,430
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,334,140
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	952,601
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,445,740
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	874,673
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,298,250
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,546,800
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,042,050
5,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Texas Health Resources System), Revenue Bonds (Series 2016A), 5.00%, 2/15/2041	5,584,450
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,455,441
1,145,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,153,004
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,740,050
3,870,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,149,956
5,000,000		Texas State Transportation Commission, (Texas State), GO Mobility Fund Refunding Bonds (Series 2017A), 5.00%, 10/1/2030	5,905,650
5,000,000		Texas Water Development Board, (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.00%, 10/15/2036	5,255,350
		TOTAL	88,716,169
		Virginia—0.7%
4,770,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 5.00%, 10/1/2025	5,643,673

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$5,000,000		Virginia Commonwealth Transportation Board, (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2026	$5,910,300
		TOTAL	11,553,973
		Washington—1.4%
750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.00%, 11/1/2024	872,880
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,183,290
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,393,880
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	645,510
1,500,000	[1]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	1,622,445
1,755,000	[1]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	1,879,272
2,000,000	[1]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.375%, 1/1/2044	2,308,740
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.00%, 2/1/2036	8,118,180
		TOTAL	23,024,197
		West Virginia—0.3%
5,000,000		West Virginia State Commissioner of Highways, SO Bonds (Series 2016A), 5.00% (United States Treasury COL), 9/1/2020	5,335,800
		Wisconsin—0.4%
2,450,000		Wisconsin HEFA, (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	2,742,114
430,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State), 5.75% (Series 2009A)/(United States Treasury PRF 5/1/2019@100), 5/1/2019	443,747
4,235,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State) (Series 2009A), 5.75% (United States Treasury PRF 5/1/2019@100), 5/1/2033	4,370,393
		TOTAL	7,556,254
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,339,650
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $861,882,477)	884,263,262
	[2]	SHORT-TERM MUNICIPALS—2.9%
		Alabama—0.4%
5,500,000		Columbia, AL IDB PCRBs, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 1.51%, 8/1/2018	5,500,000
1,605,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 1.54%, 8/1/2018	1,605,000
		TOTAL	7,105,000
		Michigan—0.2%
100,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 0.94%, 8/7/2018	100,000
100,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 1.54%, 8/1/2018	100,000
2,700,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.45%, 8/1/2018	2,700,000
		TOTAL	2,900,000
		New York—2.1%
800,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.50%, 8/1/2018	800,000
1,600,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.50%, 8/1/2018	1,600,000
350,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.45%, 8/1/2018	350,000
17,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.50%, 8/1/2018	17,300,000
5,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.54%, 8/1/2018	5,300,000

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$8,950,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC), (Landesbank Hessen-Thuringen LOC), 1.54%, 8/1/2018	$8,950,000
300,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.54%, 8/1/2018	300,000
		TOTAL	34,600,000
		Ohio—0.2%
1,800,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 1.45%, 8/1/2018	1,800,000
100,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.91%, 8/7/2018	100,000
1,200,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 1.48%, 8/1/2018	1,200,000
		TOTAL	3,100,000
		Pennsylvania—0.0%
100,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.96%, 8/7/2018	100,000
500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 1.53%, 8/1/2018	500,000
		TOTAL	600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $48,305,000)	48,305,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,569,201,251)	1,671,033,947
		OTHER ASSETS AND LIABILITIES—NET—0.7%[4]	11,607,755
		TOTAL NET ASSETS—100%	$1,682,641,702
At July 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2018, these restricted securities amounted to $25,196,409, which represented 1.5% of total net assets.
Additional information on restricted securities held at July 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$704,146	$694,559
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/24/2014	$505,735	$545,035
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,509,475	$1,625,820
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$1,175,167	$1,228,569
California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$1,127,942	$1,191,780
Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	3/13/2015	$1,518,352	$1,586,025
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	8/11/2017	$4,729,706	$4,727,334
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	5/15/2018	$4,121,700	$4,081,760
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,072,801	$1,067,470
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,500,000	$2,637,600
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	12/14/2016	$1,510,214	$1,622,445
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	8/22/2016 – 8/23/2016	$1,960,028	$1,879,272
Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	1/31/2014	$1,994,068	$2,308,740

2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$676,792,367	$—	$—	$676,792,367
International	61,673,318	—	—	61,673,318
Debt Securities:
Municipal Bonds	—	884,263,262	—	884,263,262
Short-Term Municipals	—	48,305,000	—	48,305,000
TOTAL SECURITIES	$738,465,685	$932,568,262	$—	$1,671,033,947

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018